General and administrative expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expenses [Line Items]
Occupancy		$ 412	$ 381	$ 914
Rent and maintenance of IT and other equipment		813	718	654
Communication and market data services		615	627	638
Administration		565	551	590
of which: UK and German bank levies	[1]	55	41	58
Marketing and public relations	[2]	293	317	366
Travel and entertainment		169	378	425
Professional fees		675	882	1,015
Outsourcing of IT and other services		1,028	1,158	1,427
Litigation, regulatory and similar matters	[3]	197	165	657
Other		117	111	110
Total general and administrative expenses		4,885	5,288	6,797
UK bank levy net expenses		38	30	40
UK bank levy credit from prior years		27	31	45
Recoveries from third parties		3	11	29
UBS AG
General And Administrative Expenses [Line Items]
Occupancy		362	342	852
Rent and maintenance of IT and other equipment		346	339	326
Communication and market data services		505	517	520
Administration		5,499	5,176	5,383
of which: shared service costs charged by UBS Group AG or its subsidiaries		4,939	4,621	4,803
of which: UK and German bank levies	[1]	55	41	58
Marketing and public relations	[2]	225	233	277
Travel and entertainment		132	325	367
Professional fees		592	782	870
Outsourcing of IT and other services		522	610	729
Litigation, regulatory and similar matters	[3]	197	165	657
Other		108	97	95
Total general and administrative expenses		8,486	8,586	10,075
UK bank levy net expenses		38	30	40
UK bank levy credit from prior years		27	31	45
Recoveries from third parties		$ 3	$ 11	$ 29

[1]
The UK bank levy expenses of USD 38 million (USD 30 million for 2019 and USD 40 million for 2018) included a credit of USD 27 million (USD 31 million for 2019 and USD 45 million for 2018) related to prior years

[2]	Includes charitable donations.
[3]
Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 18 for more information. Also includes recoveries from third parties of USD 3 million in 2020 (USD 11 million in 2019 and USD 29 million in 2018).